Gold prepayment liability	12 Months Ended
Dec. 31, 2023
Gold Prepayment Liabilities Disclosure [Abstract]
Gold prepayment liability [Text Block]

18. Gold prepayment liability

Gold prepayment liabilities are reflected in the consolidated balance sheets as follows:

	Dec. 31, 2023	Dec. 31, 2022
Current	$55,901	$71,208

The following table summarizes changes in the gold prepayment liability:

Balance, January 1, 2022	$140,008
Change in fair value recorded in income statement (note 7f)	3,426
Change in fair value recorded in other comprehensive income	(512)
Repayments	(71,714)
Balance, December 31, 2022	$71,208
Change in fair value recorded in income statement (note 7f)	11,223
Change in fair value recorded in other comprehensive income	192
Repayments	(26,722)
Balance, December 31, 2023	$55,901

During the first quarter of 2023, Hudbay renegotiated its agreements with various financial institutions and deferred eight months of scheduled gold deliveries. Monthly deliveries of the outstanding gold ounces under the new agreements have resumed in October 2023 and will continue until August 2024.